Summary relevant financial information by operating segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 1,483	$ 1,871	$ 5,732	$ 6,265
Cost of sales	(862)	(914)	(3,694)	(3,585)
Gross profit	621	957	2,038	2,680
Research and development	(527)	(2,799)	(2,351)	(5,391)
Impairment of intangible assets		(1,459)		(1,459)
Impairment of property and equipment	(240)		(240)
Write-down of inventories	(76)		(76)
Loss from operations before SG&A and other income (expenses)	(222)	(3,301)	(629)	(4,170)
Selling, general & administrative	(2,101)	(2,992)	(7,664)	(7,702)
Loss from operations	(2,323)	(6,293)	(8,293)	(11,872)
Net other income	504	426	118	2,296
Loss before income taxes	(1,819)	(5,867)	(8,175)	(9,576)
Active ingredient [member]
IfrsStatementLineItems [Line Items]
Revenue	1,476	1,707	5,280	6,098
Cost of sales	(853)	(839)	(3,535)	(3,506)
Gross profit	623	868	1,745	2,592
Research and development	(377)	(599)	(1,307)	(2,443)
Impairment of intangible assets
Impairment of property and equipment	(240)		(240)
Write-down of inventories	(76)		(76)
Loss from operations before SG&A and other income (expenses)	(70)	269	122	149
Pharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenue	7	164	452	167
Cost of sales	(9)	(75)	(159)	(79)
Gross profit	(2)	89	293	88
Research and development	(150)	(2,200)	(1,044)	(2,948)
Impairment of intangible assets		(1,459)		(1,459)
Impairment of property and equipment
Write-down of inventories
Loss from operations before SG&A and other income (expenses)	$ (152)	$ (3,570)	$ (751)	$ (4,319)